Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

May 14, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (the “Registrant”)

(Filing relates to BrandywineGLOBAL — Global Flexible Income Fund (the “Fund”))

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated May 7, 2020 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the Fund.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger